Derecognition of financial assets - Additional Information (Detail) - 3 months ended Jan. 31, 2020 $ in Millions, $ in Millions	CAD ($)	USD ($)
Trillium Credit Card Trust Two [Member] | Business And Government Deposits [Member]
Disclosure of financial assets [line items]
Subordinated notes outstanding	$ 647	$ 489
Securitized Terms Auto Receivables Two Thousand And Nineteen Trust [Member] | Business And Government Deposits [Member]
Disclosure of financial assets [line items]
Subordinated notes outstanding	123	$ 93
Canadian auto loan receivables [member] | Securitized Terms Auto Receivables Two Thousand And Nineteen Trust [Member]
Disclosure of financial assets [line items]
Loans receivable securitized	1,392
Assets pledged	1,257
Credit Card Receivable [Member] | Trillium Credit Card Trust Two [Member]
Disclosure of financial assets [line items]
Loans receivable securitized	638
Assets pledged	$ 689